Shareholder Fees	Dec. 01, 2020
First Trust Industrials-Producer Durables AlphaDEX Fund | First Trust Industrials-Producer Durables AlphaDEX Fund
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none